Components of Income from Leveraged Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Operating Leases [Line Items]
Pretax income	$ 30	$ 61	$ 74
Income tax expense	$ 12	$ 24	$ 32